Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Region

The following table sets forth the Company’s revenue by geographic region (in thousands):

	Year ended December 31,
	2016	2015	2014
United States	$102,896	$71,832	$45,039
International	20,227	11,775	6,638

	$123,123	$83,607	$51,677

Schedule of Property and Equipment, Net by Geographic Region

The following table sets forth the Company’s property and equipment, net by geographic region (in thousands):

	December 31,
	2016	2015
United States	$10,602	$12,108
International	716	311

	$11,318	$12,419